Employee benefit plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee benefit plans

Note 19. Employee Benefit Plans

The Company sponsors a 401(k) savings plan for employees and may make discretionary contributions. During the years ended December 31, 2023, 2022, and 2021, the Company made contributions of $0.8 million, $1.2 million, and $1.1 million, respectively.